RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Salaries and benefits	$ 1,894	$ 2,514
Directors fees	417	320
Share-based compensation	1,033	889
Key management personnel compensation	$ 3,344	$ 3,723